Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Tax Contingency [Line Items]
Effective rate of income tax	16.40%	18.00%	15.40%	14.80%
U.K. statutory tax rate			19.00%
Income tax benefit	$ 6,357	$ 7,021	$ 12,081	$ 10,717
Deferred tax asset	1,643		1,643		$ 1,754
Subsidiaries
Income Tax Contingency [Line Items]
Deferred tax asset	$ 1,600		$ 1,600